Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000018168 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018168 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000018168 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018168 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018168 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018168 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000018168 | A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018168 | AA
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000018168 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018168 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000018168 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018168 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018168 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018168 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018168 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000018168 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000018170 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018170 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000018170 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018170 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018170 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018170 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000018170 | A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018170 | AA
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000018170 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018170 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000018170 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018170 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018170 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018170 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018170 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000018170 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000125481 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125481 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000125481 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125481 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000125481 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125481 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000125481 | A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000125481 | AA
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000125481 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125481 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000125481 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125481 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125481 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000125481 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125481 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000125481 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000018171 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018171 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000018171 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018171 | B
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018171 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018171 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000018171 | A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018171 | AA
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000018171 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018171 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000018171 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018171 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018171 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018171 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018171 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000018171 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	31.60%